STOCK OPTION RESERVE (Details 1) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	90,281	98,171
Granted	160,000
Expired or forfeited	(25,164)	(7,890)
Ending balance		90,281
Available for future awards	17,516	34,827
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	90,281
Ending balance	225,117	90,281
Exercisable as at end	102,855	57,306